Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Under the rules of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the information below to illustrate the relationship between the
SEC-defined
compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation
S-K.
CAP is calculated in accordance with Item 402(v) of Regulation
S-K
and differs from compensation shown in the Summary Compensation Table on page 53 and CEO and other NEO performance year compensation tables shown on pages 48 and 49, respectively. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP.
Resideo’s Compensation and Human Capital Management Committee makes executive compensation decisions independent of SEC disclosure requirements and reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance. See “Com
p
ensation Discussion and Analysis” above for a discussion of our decision-making process.
Pay vs Performance Table

Year	Summary Compensation Table Total for First CEO (CEO 1)	Summary Compensation Table Total for Second CEO (2)(3) (CEO 2)	Compensation Actually Paid to First CEO (CEO 1)	Compensation Actually Paid to Second CEO (2)(3) (CEO 2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid for Non-CEO NEOs (2)(3)	Value of Fixed $100 Investment Based on:		Net Income	Operating Income Margin(6)
							Total Shareholder Return (4)	S&P 600 Total Shareholder Return (5)

2023	—	$15,207,609	—	$15,077,967	$3,741,970	$4,017,606	$158	$129	$210,000,000	9.60%

2022	—	$12,575,407	—	($3,523,691)	$3,610,970	($1,990,076)	$138	$113	$283,000,000	10.48%

2021	—	$14,103,270	—	$16,023,137	$3,977,809	$5,726,287	$218	$137	$242,000,000	9.84%

2020	$3,906,587	$4,697,966	$3,659,863	$12,432,207	$3,191,673	$6,198,341	$178	$110	$37,000,000	9.70%

(1)
Resideo’s first chief executive officer for fiscal 2020 was Michael Nefkens. Resideo’s second chief executive officer for fiscal 2020 through fiscal 2023 was Jay Geldmacher. Resideo’s other, non-CEO,
NEOs for fiscal 2020 were Anthony Trunzo, Stephen Kelly, Robert Aarnes, Jeannine Lane, Robert Ryder, Michael Flink, and Sachin Sankpal. Resideo’s other, non-CEO,
NEOs for fiscal 2021 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Travis Merrill. Resideo’s other, non-CEO,
NEOs for fiscal 2022 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Jeannine Lane. Resideo’s other, non-CEO,
NEOs for fiscal 2023 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, Jeannine Lane, and Dana Huth.

(2)	The table below reconciles Total Compensation from the Summary Compensation Table to CAP to our CEOs and Non-CEO NEOs (averaged):

Compensation Actually Paid Calculation Detail

Compensation Element	2023 (CEO 2)	2023 (Avg. Non-CEO NEO)

SCT Reported Total Compensation	$15,207,609	$3,741,970

(i) Aggregate SCT Reported Equity Compensation (-)	$10,743,018	$2,429,004

(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$10,229,723	$2,331,292

(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($1,552,151)	($127,078)

(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0

(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$207,115	$251,905

(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	($1,728,688)	($312,771)

(vii) Year-Over-Year Change in Deferred Benefits and Pension Value (-)	$0	$83,127

(viii) Current Year Pension Service Costs (+)	$0	$18,875

Compensation Actually Paid Determination	$15,077,967	$4,017,606

(3)	Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.

(4)	Total shareholder return calculated based on an assumed $100 investment as of December 31, 2019.

(5)
S&P 600 index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019. In our pay versus performance disclosures for 2022, we used the S&P 400 Industrials Index. Pursuant to SEC guidance, we have changed the index used for our peer group due to Resideo’s inclusion in the S&P 600 index. A comparison of our TSR, the S&P 400 Industrial Index TSR, and the S&P 600 TSR is below:

Year	Resideo	S&P 400 Industrials Index	S&P 600 Index

2023	$158	$172	$129

2022	$138	$132	$113

2021	$218	$150	$137

2020	$178	$116	$110

(6)
Calculation of Operating Income Margin, as adjusted for incentive compensation purposes, is described under “Compensation Discussion and Analysis — Elements of Compensation — 2023 Annual Incentive Plan” above.

Company Selected Measure Name	Operating Income Margin
Named Executive Officers, Footnote	Resideo’s first chief executive officer for fiscal 2020 was Michael Nefkens. Resideo’s second chief executive officer for fiscal 2020 through fiscal 2023 was Jay Geldmacher. Resideo’s other, non-CEO,
NEOs for fiscal 2020 were Anthony Trunzo, Stephen Kelly, Robert Aarnes, Jeannine Lane, Robert Ryder, Michael Flink, and Sachin Sankpal. Resideo’s other, non-CEO,
NEOs for fiscal 2021 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Travis Merrill. Resideo’s other, non-CEO,
NEOs for fiscal 2022 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Jeannine Lane. Resideo’s other, non-CEO,
	NEOs for fiscal 2023 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, Jeannine Lane, and Dana Huth.
Peer Group Issuers, Footnote
(5)
S&P 600 index total shareholder return calculated based on an assumed $100 investment as of December 31, 2019. In our pay versus performance disclosures for 2022, we used the S&P 400 Industrials Index. Pursuant to SEC guidance, we have changed the index used for our peer group due to Resideo’s inclusion in the S&P 600 index. A comparison of our TSR, the S&P 400 Industrial Index TSR, and the S&P 600 TSR is below:

Year	Resideo	S&P 400 Industrials Index	S&P 600 Index

2023	$158	$172	$129

2022	$138	$132	$113

2021	$218	$150	$137

2020	$178	$116	$110

Adjustment To PEO Compensation, Footnote
(2)	The table below reconciles Total Compensation from the Summary Compensation Table to CAP to our CEOs and Non-CEO NEOs (averaged):

Compensation Actually Paid Calculation Detail

Compensation Element	2023 (CEO 2)	2023 (Avg. Non-CEO NEO)

SCT Reported Total Compensation	$15,207,609	$3,741,970

(i) Aggregate SCT Reported Equity Compensation (-)	$10,743,018	$2,429,004

(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$10,229,723	$2,331,292

(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($1,552,151)	($127,078)

(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0

(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$207,115	$251,905

(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	($1,728,688)	($312,771)

(vii) Year-Over-Year Change in Deferred Benefits and Pension Value (-)	$0	$83,127

(viii) Current Year Pension Service Costs (+)	$0	$18,875

Compensation Actually Paid Determination	$15,077,967	$4,017,606

Non-PEO NEO Average Total Compensation Amount	$ 3,741,970	$ 3,610,970	$ 3,977,809	$ 3,191,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,017,606	(1,990,076)	5,726,287	6,198,341
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The table below reconciles Total Compensation from the Summary Compensation Table to CAP to our CEOs and Non-CEO NEOs (averaged):

Compensation Actually Paid Calculation Detail

Compensation Element	2023 (CEO 2)	2023 (Avg. Non-CEO NEO)

SCT Reported Total Compensation	$15,207,609	$3,741,970

(i) Aggregate SCT Reported Equity Compensation (-)	$10,743,018	$2,429,004

(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$10,229,723	$2,331,292

(iii) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($1,552,151)	($127,078)

(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0

(v) Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	$207,115	$251,905

(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	($1,728,688)	($312,771)

(vii) Year-Over-Year Change in Deferred Benefits and Pension Value (-)	$0	$83,127

(viii) Current Year Pension Service Costs (+)	$0	$18,875

Compensation Actually Paid Determination	$15,077,967	$4,017,606

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Metrics to Link Executive Compensation Actually Paid with Company Performance
Provided below are the most important financial measures used to link compensation actually paid with Resideo performance during the most recently completed fiscal year:

Operating Income Margin*

Net Revenue*

Cash Flow from Operations*

Relative Total Shareholder Return

*	As used in our annual incentive plan for fiscal 2023, each measure was adjusted as described above under “Compensation Discussion and Analysis — Elements of Compensation — 2023 Annual Incentive Plan.

Total Shareholder Return Amount	$ 158	138	218	178
Peer Group Total Shareholder Return Amount	129	113	137	110
Net Income (Loss)	$ 210,000,000	$ 283,000,000	$ 242,000,000	$ 37,000,000
Company Selected Measure Amount	0.096	0.1048	0.0984	0.097
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Michael Nefkens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,906,587
PEO Actually Paid Compensation Amount				$ 3,659,863
PEO Name				Michael Nefkens
Jay Geldmacher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,207,609	$ 12,575,407	$ 14,103,270	$ 4,697,966
PEO Actually Paid Compensation Amount	$ 15,077,967	$ (3,523,691)	$ 16,023,137	$ 12,432,207
PEO Name	Jay Geldmacher	Jay Geldmacher	Jay Geldmacher	Jay Geldmacher
PEO | Jay Geldmacher [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,743,018
PEO | Jay Geldmacher [Member] | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,229,723
PEO | Jay Geldmacher [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,552,151)
PEO | Jay Geldmacher [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jay Geldmacher [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,115
PEO | Jay Geldmacher [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,728,688)
PEO | Jay Geldmacher [Member] | Year Over Year Change in Deferred Benefits and Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jay Geldmacher [Member] | Current Year Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,429,004
Non-PEO NEO | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,331,292
Non-PEO NEO | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,078)
Non-PEO NEO | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,905
Non-PEO NEO | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(312,771)
Non-PEO NEO | Year Over Year Change in Deferred Benefits and Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,127
Non-PEO NEO | Current Year Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,875